Subsequent Event	6 Months Ended
Jun. 30, 2026
Subsequent Event [Abstract]
Subsequent event

22. Subsequent event

On August 18, 2026, the Company filed a registration statement on Form S-8 with the U.S. Securities and Exchange Commission to register 26,157,453,644 Class A ordinary shares, par value US$0.0001 per share, issuable pursuant to the Company’s 2026 Second Equity Incentive Plan.

On August 10, 2026, the Group received 3,382,508 MFT tokens from certain Non-U.S. investors as consideration in full settlement of the $119,590,000 (in dollars) consideration receivable recognized as of June 30, 2026 in connection with the securities purchase agreement dated February 12, 2026. Based on the contractual terms, the number of MFT tokens received was determined by dividing the $119,590,000 (in dollars) contractual consideration by the agreed settlement reference price per MFT token at the settlement date, resulting in the receipt of 3,382,508 MFT tokens at an implied value of approximately $35.35 (in dollars) per token. Management has determined that the MFT tokens received fully settled the outstanding subscription consideration. As of October 14, 2026, based on the market in which MFT currently trades, the market value of MFT is approximately $18.77 per token, resulting in a total value of approximately $63,475,130 (in dollars).

Effective August 28, 2026, Mr. Guangsheng Liu resigned as a director, the Chairman of the Board, the Chief Executive Officer and the Chief Financial Officer of the Group . His resignation was not a result of any disagreements with the Group Company on any matter related to its operations, policies or practices. Effective the same date, Mr. Zhanli Wang was elected as a director, the Chairman, the Chief Executive Officer and the Chief Financial Officer of the Group.

The Group evaluated subsequent events through October 15, 2026, the date on which the consolidated financial statements were issued, the Group did not identify any other subsequent events that require recognition and disclosure in the consolidated financial statements.